Schedule of Consolidated Financial Statements of Entities (Details)	12 Months Ended
Jun. 30, 2025
Date of incorporation	28 July 2016
Place of incorporation	Cayman Islands
Principal activities	Investment holding
Manadr Pte. Ltd. [Member]
Date of incorporation	28 September 2016
Place of incorporation	Singapore
Percentage of direct or indirect interests	100.00%
Principal activities	Providing healthcare services through mobile application and web portals
Mobile Health Pte. Ltd. [Member]
Date of incorporation	2 July 2009
Place of incorporation	Singapore
Percentage of direct or indirect interests	100.00%
Principal activities	Developing IT systems on mobile phone
1 Healthservice Pte. Ltd. [Member]
Date of incorporation	28 September 2016
Place of incorporation	Singapore
Percentage of direct or indirect interests	100.00%
Principal activities	Pharmacies, drug stores and other health services
Mana Aesthetics Pte Ltd [Member]
Date of incorporation	October 11, 2017
Place of incorporation	Singapore
Percentage of direct or indirect interests	100.00%
Principal activities	Beauty and other personal care services
Manadr Clinic Pte Ltd [Member]
Date of incorporation	March 6, 2023
Place of incorporation	Singapore
Percentage of direct or indirect interests	100.00%
Principal activities	Clinics and other general medical services
Manadr Vietnam Pte. Ltd. [Member]
Date of incorporation	June 29, 2023
Place of incorporation	Vietnam
Percentage of direct or indirect interests	100.00%
Principal activities	Developing IT systems on mobile phone and web portals
Mobile Health Network Solutions Sdn. Bhd. [Member]
Date of incorporation	April 22, 2024
Place of incorporation	Malaysia
Percentage of direct or indirect interests	100.00%
Principal activities	Providing healthcare services through mobile application and web portals
Klinik K Wong Sdn Bhd [Member]
Date of incorporation	July 3, 2024
Place of incorporation	Malaysia
Percentage of direct or indirect interests	100.00%	[1]
Principal activities	Providing clinic healthcare services
PT Mobile Health Network Solution [Member]
Date of incorporation	August 6, 2024
Place of incorporation	Indonesia
Percentage of direct or indirect interests	99.90%	[2]
Principal activities	Clinics and other general medical services
Skylink Innovations Pte Ltd [Member]
Date of incorporation	November 27, 2024
Place of incorporation	Singapore
Percentage of direct or indirect interests	100.00%	[3]
Principal activities	Internet search engines
Medilink Clinic Pte Ltd [Member]
Date of incorporation	January 13, 2025
Place of incorporation	Singapore
Percentage of direct or indirect interests	100.00%	[4]
Principal activities	Clinics and other general medical services

[1]	On July 3, 2024, Klinik K Wong Sdn. Bhd. had been incorporated and the capital injection was S$28.78 (MYR100).
[2]	On August 6, 2024, PT Mobile Health Network Solution had been incorporated and the capital injection was S$842,600 (IDR10,000,000,000).
[3]	On November 27, 2024, Skylink Innovations Pte. Ltd. had been incorporated and the capital injection was S$50,000.
[4]	On January 13, 2025, Medilink Clinic Pte. Ltd. had been incorporated and the capital injection was S$10,000.